Borrowing Arrangements - Additional Information (Detail) - USD ($)				1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 15, 2016	Aug. 01, 2014	Feb. 10, 2014	Jun. 26, 2015	Oct. 01, 2014	Sep. 23, 2014	Feb. 28, 2014	Dec. 31, 2013	Dec. 19, 2013	May 17, 2013	May 10, 2013	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2016	Mar. 29, 2016	Jan. 31, 2016	Jan. 21, 2016	Nov. 30, 2015	Nov. 01, 2014	Mar. 26, 2014	Jan. 31, 2014	Jan. 14, 2014
Borrowing Arrangements [Line Items]
Debt Instrument, Face Amount																$ 5,800,000
Gains (Losses) on Extinguishment of Debt, Total												$ 0	$ 0	$ 2,434,661	$ (2,268,373)	(2,268,373)	$ (5,643,607)
Repayments of Convertible Debt																0	8,000,000
Interest Paid, Total														426,249	481,838	841,784	516,919
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 1.79				$ 30.40
Proceeds from Related Party Debt																0	300,000
Repayments of Senior Debt														1,640,016	$ 0	$ 2,147,000	0
Cash Reserve Deposit Required and Made												$ 1,000,000		$ 1,000,000
Subsequent Event [Member]
Borrowing Arrangements [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.005																				$ 1.79
Cash Reserve Deposit Required and Made																			$ 1,000,000	$ 1,000,000
National Securities Corporation [Member]
Borrowing Arrangements [Line Items]
Share Price												$ 20.00		$ 20.00		$ 20.00
Debt Instrument, Fee Amount												$ 330,000		$ 330,000		$ 330,000
Warrants Not Settleable in Cash, Fair Value Disclosure																$ 153,759
Stock Issued During Period, Shares, New Issues														24,750		24,750
Warrant [Member]
Borrowing Arrangements [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 20.70		30.40
Warrant [Member] | Subsequent Event [Member]
Borrowing Arrangements [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	1,000,000
Fortress Agreement [Member]
Borrowing Arrangements [Line Items]
Proceeds from Issuance of Senior Long-term Debt					$ 11,137,753
Gains (Losses) on Extinguishment of Debt, Total					$ 3,240,414
Debt Instrument, Redemption Price, Percentage																5.00%
Debt Conversion, Converted Instrument, Shares Issued					180,403
Debt Conversion, Converted Instrument, Warrants or Options Issued					150,817
Repayments of Convertible Debt					$ 8,000,000
Interest Paid, Total					$ 187,351
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 2.54							$ 2.54
Share Price												$ 11.40		$ 11.40		$ 11.40
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 7%. In addition, a 3% per annum paid-in-kind (PIK) interest will be paid by increasing the principal amount of the Fortress Notes by the amount of such interest. The PIK interest shall be treated as principal of the Fortress Note for all purposes of interest accrual or calculation of any premium payment.
Termination Fee Payable														$ 853,965		$ 853,965
Gross Proceeds From Senior Long Term Debt					$ 12,199,500
Contract Claims Description														the Company is required to apply, towards its obligations pursuant to the Fortress Notes, 100% of the difference between (a) any revenues generated from the Monetization Revenue less (b) any litigation or licensing related third party expenses (including fees paid to the original patent owners) reasonably incurred by the Company to earn Monetization Revenue, subject to certain limits (such difference defined as Monetization Net Revenues).		the Company is required to apply, towards its obligations pursuant to the Fortress Notes, 86% of the difference between (a) any revenues generated from the Monetization Revenue less (b) any litigation or licensing related third party expenses (including fees paid to the original patent owners) reasonably incurred by the Company to earn Monetization Revenue, subject to certain limits (such difference defined as Monetization Net Revenues). If Monetization Net Revenue is applied to outstanding principal of the Fortress Notes (defined as Mandatory Prepayments), such Mandatory Prepayments are not subject to the prepayment premium described above. To the extent that any obligations under the Fortress Notes are past due, including if such payments are past due as a result of an Acceleration of the Fortress Notes or certain conditions of breach or alleged breach have occurred, the percentage will increase from 86% to 100%.
Payments for Fees					385,000
Revenue Recognition Under Agreement Description														the Company granted to the purchasers identified in the Fortress Agreement (the Revenue Participants) a right to receive a portion of the Companys Monetization Revenues totaling $11,284,538 (the Revenue Stream).		the Company granted to the purchasers identified in the Fortress Agreement (Revenue Participants) a right to receive a portion of the Companys Monetization Revenues totaling $8,539,650 (unless the Revenue Participants have not received $8,539,650 by the Maturity Date, in which case the Revenue Participants have a right to receive a portion of Monetization Revenues totaling $10,369,575) (the Revenue Stream).
Revenue Recognition of Participants Under Proportionate Share Agreement Description														The Revenue Participants proportionate share is equal to 75% of Monetization Net Revenues until $5,000,000 has been paid to the Revenue Participants, then 50% of Monetization Net Revenues until the remaining $6,284,538 has been paid to the Revenue Participants. All Revenue Stream Payments will be payable on a monthly basis in arrears. The rights of the Revenue Participants to the Revenue Stream are secured by all of the Companys current patent assets and the Cash Collateral Account, in each case junior in priority to the rights of the Note Purchasers. In connection with the Revenue Participants right to receive a portion of the Companys Monetization Revenues, the Company has recorded a net liability of $3,948,153, which represents the amount of the expected Monetization Revenues, discounted 18% over the expected life of the revenue share agreement. In conjunction with the most recent amendment to the Amended Fortress Agreement dated March 1, 2016, the Company determined that the change in expected cash flows was greater than 10% as compared to the previous agreement and, therefore, a debt extinguishment was deemed to have occurred. When recording the new present value of the debt and revenue share, which was computed using a discount rate of 18%, a gain on debt extinguishment of $2,434,661 was recognized		The Revenue Participants will not receive any portion of the Revenue Stream until all obligations under the Fortress Notes are paid in full. Following payment in full of the Fortress Notes, the Company will pay to the Revenue Participants their proportionate share of the Monetization Net Revenues. The Revenue Participants proportionate share is equal to (a) 46% of Monetization Net Revenues until $5,489,775 has been paid to the Revenue Participants, (b) 31% of Monetization Net Revenues until the next $2,744,888 has been paid to the Revenue Participants and (c) 6% of Monetization Net Revenues until the remaining amount has been paid to the Revenue Participants if (a) and (b) have not been fully paid by the Maturity Date. Under the terms of the Second Amendment, should Monetization Net Revenues result from the sale of patents (a Patent Sale), the Revenue Participants proportionate share will be, following payment in full of the Fortress Notes, 75% of the next $6,666,667 of net proceeds from a Patent Sale, and 50% of remaining net proceeds until an additional $3,539,650 is paid ($5,369,575 if paid after the Maturity Date). All Revenue Stream Payments will be payable on a monthly basis in arrears. The rights of the Revenue Participants to the Revenue Stream are secured by all of the Companys current patent assets and the Cash Collateral Account, in each case junior in priority to the rights of the Note Purchasers. In connection with the Revenue Participants right to receive a portion of the Companys Monetization Revenues, the Company has recorded a net liability of $6,034,278, which represents theamount of the expected Monetization Revenues, discounted 18% over the expected life of the revenue share agreement.
Cash Reserves																$ 200,000
Warrants To Purchase Common Stock														50,000		50,000
Debt Related Commitment Fees and Debt Issuance Costs					$ 476,868
Cash Reserve Deposit Required and Made	$ 1,000,000
Fortress Agreement [Member] | Warrant [Member]
Borrowing Arrangements [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																										$ 22.70
Fortress Agreement [Member] | Common Stock [Member]
Borrowing Arrangements [Line Items]
Share Price					$ 20.00
Stock Issued During Period, Shares, New Issues					50,000
Stock Issued During Period, Value, New Issues					$ 1,000,000
Maximum [Member] | Subsequent Event [Member]
Borrowing Arrangements [Line Items]
Cash Reserve Deposit Required and Made																			1,000,000	1,000,000
Minimum [Member] | Subsequent Event [Member]
Borrowing Arrangements [Line Items]
Cash Reserve Deposit Required and Made																			$ 200,000	$ 200,000
Chief Executive Officer [Member]
Borrowing Arrangements [Line Items]
Loan Processing Fee																		$ 60,000
Debt Instrument, Interest Rate, Stated Percentage			2.00%
Chief Executive Officer [Member] | Share Purchase Agreement [Member]
Borrowing Arrangements [Line Items]
Due to Related Parties												$ 150,000		$ 150,000		$ 100,000
Repayments of Related Party Debt														50,000		$ 100,000
Joseph W. Beyers [Member] | Share Purchase Agreement [Member]
Borrowing Arrangements [Line Items]
Share Price				$ 4.60		$ 21.40										$ 4.60
Stock Issued During Period, Shares, Other						23,364
Stock Issued During Period, Value, Other						$ 500,000								$ 6,000,000		$ 6,000,000
Proceeds from Related Party Debt						300,000
Due to Related Parties						$ 300,000
Proceeds from Issuance or Sale of Equity																100,000
Stock Issued During Period, Shares, New Issues				21,740
New Secured Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Debt Instrument, Face Amount																									$ 3,000,000
Series A-2 Preferred Stock [Member]
Borrowing Arrangements [Line Items]
Proceeds from Issuance of Senior Long-term Debt										$ 1,498,526
Series A-1 Preferred Stock [Member]
Borrowing Arrangements [Line Items]
Proceeds from Issuance of Senior Long-term Debt											$ 50,000
Stock Issued During Period, Shares, Conversion of Convertible Securities											5,000,000
Senior Secured Notes [Member]
Borrowing Arrangements [Line Items]
Debt Instrument, Face Amount											$ 5,000,000
Proceeds from Issuance of Senior Long-term Debt											$ 4,950,000
Long-term Debt, Fair Value																$ 2,557,111
Senior Secured Notes [Member] | Chief Executive Officer [Member]
Borrowing Arrangements [Line Items]
Debt Instrument, Face Amount								$ 3,100,000										3,100,000
Proceeds from Issuance of Senior Long-term Debt			$ 3,000,000					$ 3,000,000	$ 3,000,000									$ 100,000
Debt Instrument, Maturity Date							Aug. 31, 2014
Debt Instrument, Interest Rate, Stated Percentage							2.00%
Cash Reserves																											$ 100,000
Senior Secured Notes [Member] | First Republic Bank [Member]
Borrowing Arrangements [Line Items]
Debt Instrument, Face Amount		$ 500,000
Debt Instrument, Maturity Date		Nov. 01, 2014
Debt Instrument, Interest Rate, Stated Percentage		1.30%
Convertible Notes Payable [Member]
Borrowing Arrangements [Line Items]
Gain (Loss) on Repurchase of Debt Instrument																	$ 185,474
Fortress Notes [Member]
Borrowing Arrangements [Line Items]
Debt Instrument, Description of Variable Rate Basis														LIBOR plus 7%. In addition, a 3% per annum paid-in-kind (PIK) interest will be paid by increasing the principal amount of the Fortress Notes by the amount of such interest. The PIK interest shall be treated as principal of the Fortress Notes for all purposes of interest accrual or calculation of any premium payment. In connection with the execution of the Fortress Agreement, on October 1, 2014, the Company paid to the Note Purchasers a structuring fee equal to $385,000. This was accounted for as a discount on notes payable.
Repayments of Senior Debt														$ 3,787,017